UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                   Investment Company Act File Number: 811-572


                           American Mutual Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: October 31, 2003

                   Date of reporting period: October 31, 2003






                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                            Eric A.S. Richards, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders


[logo - American Funds(R)]

The right choice for the long term(R)

AMERICAN MUTUAL FUND

[front cover: Mt. Rainier National Park in Washington state with mountains in background]

Annual report for the year ended October 31, 2003

AMERICAN MUTUAL FUND(R) strives for the balanced accomplishment of three objectives -- current income, growth of capital and conservation of principal -- through investments in companies that participate in the growth of the American economy.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Contents

Letter to shareholders                                           1
The value of a long-term perspective                             3
How the investment portfolio is built                            6
About your fund                                                 12
Investment portfolio                                            13
Financial statements                                            19
Fund Directors and officers                                     30
The American Funds family                               back cover


Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2003 (the most recent calendar quarter):

                                              1 year      5 years     10 years
CLASS A SHARES
Reflecting 5.75% maximum sales charge         +12.48%     +3.77%       +9.06%

The fund's 30-day yield for Class A shares as of November 30, 2003, calculated in accordance with the Securities and Exchange Commission formula, was 1.70%. The fund's distribution rate for Class A shares as of that date was 2.08%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 29. For the most current investment results, please refer to americanfunds.com. Please see the inside back cover for important information about other share classes.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.

[photograph:  mountain background scene from front cover]

FELLOW SHAREHOLDERS:

American Mutual Fund's 2003 fiscal year paralleled a strong rebound for the stock market. For the 12 months ending October 31, AMF posted a total return of 19.3%. Its benchmark, the unmanaged Standard & Poor's 500 Composite Index, had a total return of 20.8%. AMF's return assumes reinvestment of quarterly dividends totaling 52 cents a share and a capital gain of 31 cents a share, which was paid in December 2002. The dividend payments amounted to an income return of 2.6%, versus the S&P's 1.9%.

ECONOMIC REVIEW

After nearly two years of modest growth, the U.S. economy has been picking up steam. Between July and September, for example, it expanded at an annualized rate of 8.2%, its strongest quarter since 1984. Consumer spending -- fueled by low interest rates and tax cuts -- helped, as did the falling dollar, which made American exports more competitive abroad. Also significant was a sharp upturn in business investment, which grew at its fastest rate since early 2000.

Going forward, the economy should continue to expand. Orders for durable and capital goods are rising, inventories are shrinking, while freight shipping and consumer confidence are rising. The housing market remains solid, despite an uptick in mortgage rates from their June lows. At the same time, however, there are reasons for caution. With the federal funds rate at 1% -- the lowest level since 1958 -- and a mounting budget deficit, the federal government seems hard pressed to inject more stimulus into the economy. At some point, in fact, both the expanding economy and budget deficit will likely put upward pressure on interest rates.

PORTFOLIO REVIEW

American Mutual Fund focuses on the balanced accomplishment of three objectives: conservation of principal, current income and growth of capital. It seeks to invest in established, well-managed companies that are reasonably priced and have a history of growing revenues and profits. To be eligible for the portfolio, they must also pay a dividend -- something we'll discuss in detail a bit later.

[Begin Sidebar]
DIVIDENDS AND CAPITAL GAIN DISTRIBUTION PAID IN CALENDAR 2003

For tax purposes, here are the income dividends and capital gain distribution Class A shareholders received in calendar 2003.

INCOME DIVIDENDS PER SHARE:              CAPITAL GAIN DISTRIBUTION PER SHARE:
$0.130 paid 3/21/03                      $0.090 paid 12/5/03
$0.130 paid 6/23/03
$0.130 paid 9/22/03
$0.130 paid 12/5/03

A Form 1099-DIV, which provides the information you will need to prepare your federal income tax return for 2003, will be mailed to you with Your American Funds Tax Guide in late January.
[End Sidebar]

Our largest industry holdings are concentrated in traditional industries like oil and gas, diversified financials, pharmaceuticals, electric utilities and telecommunications. These industries have broad exposure to the U.S. economy and are benefiting from its recovery. In terms of individual companies, of the 110 held in our portfolio during the entire fiscal year, 90 rose in price and 20 fell.

Although most of the fund's assets (79.7% as of October 31) are invested in stocks, we continue to maintain sizable positions in intermediate-term bonds and cash. Bonds help us achieve our income objective. We have used our cash to buy stocks when we think they are attractively priced, as they were a year ago and in March of this year.

REDUCTION IN DIVIDEND TAXES

Previously, dividend income was taxed at rates as high as 38.6%. Most dividends are now taxed at a maximum rate of 15%. This is a very favorable development. Dividends reflect a company's stability, fiscal discipline and ability to generate a steady stream of cash for its shareholders. They add to an investor's total return when the stock market is rising -- and can ease their pain when it is falling. Furthermore, over long periods of time, reinvested dividends have accounted for a significant portion of an investment's overall return. From January 1, 1926, to October 31, 2003, dividends accounted for 44% of the annualized total return from common stocks, as measured by the S&P 500. In short, it is difficult to overestimate the long-term importance of dividends.

EMPHASIS ON INVESTMENT RESEARCH

Since its inception in 1950, American Mutual Fund has had an average annual total return of 12.5%, compared to the S&P 500's 12.0%. This long-term record is based on solid, thorough and continuous investment research. In this year's feature story, which begins on page 6, we'll tell you more about our research process and how it has helped us achieve the balanced accomplishment of your fund's three objectives.

American Mutual Fund continues to attract new investors, gaining nearly 100,000 new accounts and net sales, excluding reinvestment of distributions, of $905 million during the past year. We welcome our new shareholders and hope you will be with us for many years to come.

We look forward to reporting to you again in six months.

Cordially,

/s/ James K. Dunton                 /s/ Robert G. O'Donnell
James K. Dunton                     Robert G. O'Donnell
Chairman of the Board               President

December 15, 2003

[Begin Sidebar]
As reported in the press, instances of excessive short-term trading and illegal "late trading" (trading after 4 p.m. Eastern time) have been discovered at a number of different fund companies. In several of those cases, fund personnel engaged in or permitted these activities in clear violation of regulatory requirements and strict internal policies. This sort of conduct is unethical and detrimental to long-term shareholders. We will not tolerate it at American Funds. Although it is often difficult to detect and prevent abusive trading practices, we are committed to taking action to combat this harmful activity wherever we find it.
[End Sidebar]

THE VALUE OF A LONG-TERM PERSPECTIVE

Results of a $10,000 investment in American Mutual Fund

For more than 50 years, American Mutual Fund has been providing investors with an opportunity to achieve their financial goals. A meaningful way to compare the fund's results with the return on other investments is through its "total return."

Total return is a combination of income return and capital results. This chart illustrates an assumed $10,000 investment in American Mutual Fund from February 21, 1950 -- when the fund began operations -- through October 31, 2003. The table beneath the chart shows the fund's total return in each of the 53 fiscal years, broken down into its income and capital components.

As you can see, during this period a $10,000 investment in the fund, with all dividends reinvested, would have grown to $5,257,312.1,2 Incidentally, over the fund's lifetime, $10,000 would have grown to $78,7234 based on the Consumer Price Index.

You can use this table to estimate how the value of your own holding has grown over the years. Let's say, for example, that you have been reinvesting all your dividends and want to know how your investment has done since the end of 1993. At the time, the table indicates the value of the investment illustrated here was $2,004,864. Since then, it has more than doubled to $5,257,312. Thus, in the same period, the value of your 1993 investment -- regardless of its size -- also has more than doubled.

Average annual total returns
(based on a $1,000 investment with all distributions reinvested)

Class A shares (reflecting 5.75% maximum sales charge)*

                  For periods ended
                       10/31/03

1 year                 +12.46%
5 years                + 3.34%
10 years               + 9.47%

*Sales charges are lower for accounts (and aggregated investments) of $25,000 or more.


Date          American Mutual Fund             American Mutual Fund
              with dividends reinvested        with dividends excluded
              (000's) (1), (2)                 (000's) (1), (3)

2/21/50       $9.4                             $9.4

7/13/50       9.0                              8.9

10/7/50       10.3                             10.1

10/31/50      10.0                             9.7

10/31/51      12.2                             11.3

7/16/52       13.4                             12.2

10/31/52      13.2                             11.7

3/19/53       14.6                             12.9

9/14/53       13.0                             11.3

10/31/53      14.1                             12.0

10/31/54      19.3                             15.9

9/23/55       26.7                             21.6

10/31/55      25.1                             20.1

8/2/55        31.9                             25.0

10/31/56      29.7                             23.1

12/31/56      30.8                             24.1

10/22/57      26.8                             20.3

10/31/57      28.1                             21.2

1/2/58        27.9                             20.9

9/30/58       34.8                             25.7

10/31/58      36.1                             26.5

8/3/59        43.5                             31.3

10/31/59      41.5                             29.7

12/31/59      43.3                             31.0

9/28/60       40.3                             28.0

10/31/60      40.9                             28.4

10/31/61      54.3                             36.8

12/12/61      57.1                             38.7

6/25/62       42.7                             28.5

10/31/62      46.6                             30.7

10/31/63      61.3                             39.3

10/31/64      71.4                             44.6

6/28/65       70.4                             43.5

10/31/65      79.9                             48.8

12/17/65      82.3                             50.2

10/7/66       71.7                             42.5

10/31/66      77.6                             46.1

1/4/67        79.9                             47.1

9/25/67       98.6                             57.3

10/31/67      92.8                             53.6

3/25/68       89.2                             51.1

10/31/68      109.6                            61.3

11/29/68      115.0                            64.3

10/9/69       98.4                             53.0

10/31/69      103.2                            55.7

5/26/70       78.4                             41.4

10/31/70      93.3                             48.1

4/29/71       121.0                            61.1

10/31/71      113.0                            56.0

11/23/71      106.4                            52.8

8/23/72       128.1                            61.7

10/31/72      125.2                            59.7

12/11/72      136.0                            64.9

8/22/73       112.2                            51.9

10/31/73      124.8                            57.1

3/14/74       126.3                            57.1

10/3/74       91.0                             38.8

10/31/74      105.1                            45.0

12/6/74       96.9                             41.5

7/15/75       138.2                            56.9

10/31/75      132.2                            53.3

12/5/75       130.3                            52.6

9/21/76       174.0                            68.0

10/31/76      167.4                            64.3

12/31/76      182.7                            70.1

10/31/77      176.4                            64.6

1/26/78       175.8                            63.5

9/12/78       229.3                            80.8

10/31/78      198.9                            69.1

10/5/79       257.9                            86.4

10/31/79      232.8                            77.0

10/15/80      315.9                            100.7

10/31/80      303.6                            95.4

6/23/81       350.4                            107.6

9/25/81       317.8                            96.4

10/31/81      334.1                            99.9

8/10/82       334.4                            93.8

10/22/82      434.7                            120.5

10/31/82      426.4                            118.2

1/3/83        444.3                            120.5

10/10/83      562.8                            149.6

10/31/83      544.9                            143.3

11/29/83      564.8                            148.5

7/24/84       507.7                            128.7

10/31/84      577.2                            144.4

1/4/85        583.5                            144.2

7/17/85       705.0                            170.3

10/31/85      701.8                            167.6

9/4/86        936.5                            217.0

10/31/86      913.1                            209.4

8/25/87       1,136.9                          253.2

10/19/87      886.3                            195.6

10/31/87      960.9                            212.1

12/4/87       893.6                            197.3

6/22/88       1,071.4                          229.9

10/31/88      1,081.2                          227.1

1/3/89        1,071.7                          220.6

10/31/89      1,299.8                          259.4

12/13/89      1,346.6                          268.7

10/31/90      1,239.3                          235.2

1/9/91        1,280.5                          238.5

8/28/91       1,533.1                          279.4

10/31/91      1,544.4                          278.5

12/10/91      1,500.8                          267.7

8/3/92        1,715.8                          299.7

10/31/92      1,690.0                          292.2

12/4/92       1,721.0                          294.5

10/15/93      2,018.7                          335.9

10/31/93      2,004.9                          333.6

11/1/93       2,003.1                          333.3

4/4/94        1,902.0                          313.6

10/31/94      2,039.9                          326.4

12/8/94       1,968.4                          311.8

10/19/95      2,505.2                          386.1

10/31/95      2,473.4                          381.2

1/10/96       2,579.7                          394.3

10/21/96      2,965.1                          442.2

10/31/96      2,940.7                          438.6

12/16/96      2,977.6                          440.7

10/7/97       3,809.7                          552.3

10/31/97      3,652.2                          529.4

1/9/98        3,718.5                          535.7

4/17/98       4,289.2                          614.0

10/31/98      4,205.5                          594.2

11/23/98      4,395.6                          621.0

12/14/99      4,240.0                          595.3

10/31/99      4,584.2                          631.8

11/16/00      4,643.6                          640.0

3/7/00        3,918.1                          536.6

10/31/00      4,639.4                          620.1

5/21/01       5,217.4                          686.7

9/21/01       4,560.8                          591.1

10/31/01      4,811.5                          623.6

3/19/02       5,400.3                          694.8

10/9/02       3,957.0                          500.4

10/31/02      4,406.4                          557.2

3/11/03       4,149.2                          521.4

10/31/03      5,257.3                          648.8



Date                  Standard & Poor's 500
                      Composite Index
                      with dividends
                      reinvested

2/21/50               $10,000

3/9/50                9,980

10/24/50              12,242

10/31/50              12,023

12/4/50               11,810

10/15/51              15,620

10/31/51              15,125

11/24/51              14,703

8/8/52                17,629

10/31/52              17,157

1/5/53                18,855

9/14/53               16,653

10/31/53              18,185

11/17/53              17,970

10/6/54               25,456

10/31/54              24,752

11/1/54               24,838

9/23/55               36,907

10/31/55              34,492

11/1/55               34,443

8/2/56                41,741

10/31/56              38,605

7/15/57               42,684

10/22/57              34,205

10/31/57              36,168

12/18/57              34,818

10/13/58              47,125

10/31/58              47,009

11/25/58              46,725

8/3/59                56,925

10/31/59              54,385

1/5/60                57,428

10/25/60              51,038

10/31/60              52,268

11/1/60               52,806

10/31/61              69,287

12/12/61              73,541

6/26/62               53,780

10/31/62              59,004

11/1/62               59,630

10/28/63              80,093

10/31/63              79,835

11/22/63              75,088

10/12/64              94,552

10/31/64              94,408

6/28/65               92,427

10/27/65              105,817

10/31/65              106,023

2/9/66                108,804

10/7/66               86,547

10/31/66              95,134

11/22/66              94,505

9/25/67               118,979

10/31/67              115,082

3/5/68                108,692

10/21/68              132,432

10/31/68              130,788

11/29/68              137,411

7/29/69               115,515

10/31/69              126,935

11/10/69              128,357

5/26/70               92,108

10/31/70              112,877

11/18/70              112,254

4/28/71               143,982

10/31/71              131,895

11/23/71              126,198

8/14/72               161,027

10/31/72              160,791

1/11/73               174,099

8/22/73               148,093

10/31/73              160,825

11/1/73               159,934

10/3/74               96,094

10/31/74              114,517

12/6/74               101,201

7/15/75               152,757

10/31/75              144,279

12/5/75               141,160

9/21/76               180,440

10/31/76              173,368

12/31/76              182,351

10/25/77              159,782

10/31/77              162,890

3/6/78                156,091

9/12/78               197,202

10/31/78              173,229

11/14/78              172,001

10/5/79               217,506

10/31/79              200,011

3/27/80               196,407

10/15/80              275,888

10/31/80              264,126

11/28/80              292,265

9/25/81               243,451

10/31/81              265,623

8/12/82               233,339

10/20/82              320,276

10/31/82              308,890

11/23/82              307,088

10/10/83              415,677

10/31/83              395,213

1/6/84                412,027

7/24/84               368,402

10/31/84              420,380

12/13/84              411,175

7/17/85               509,869

10/31/85              501,639

11/4/85               505,418

9/4/86                691,048

10/31/86              668,098

8/25/87               943,691

10/19/87              632,928

10/31/87              710,847

12/4/87               634,197

10/21/88              827,986

10/31/88              815,773

11/16/88              771,471

10/9/89               1,087,429

10/31/89              1,030,770

7/16/90               1,143,973

10/11/90              924,581

10/31/90              953,671

11/7/90               959,977

8/28/91               1,275,819

10/31/91              1,272,350

11/29/91              1,221,224

9/14/92               1,415,354

10/31/92              1,398,929

11/4/92               1,393,683

10/15/93              1,611,215

10/31/93              1,607,499

2/2/94                1,667,508

4/4/94                1,526,617

10/31/94              1,669,519

12/8/94               1,579,580

10/19/95              2,140,536

10/31/95              2,110,427

11/1/95               2,120,298

10/18/96              2,635,548

10/31/96              2,618,637

11/1/96               2,613,067

10/7/97               3,713,963

10/31/97              3,459.189

11/12/97              3,426,436

7/17/98               4,535,102

10/31/98              4,219,865

11/3/98               4,266,609

7/16/99               5,497,678

10/31/99              5,302,788

3/24/00               5,967,503

10/12/00              5,229,586

10/31/00              5,625,358

11/6/2000             5,636,338

9/21/01               3,842,757

10/31/01              4,225,243

1/4/02                4,686,796

10/9/02               3,141,633

10/31/02              3,587,381

3/11/03               3,264,697

10/31/03              4,333,074


$78,723 (4)           Consumer Price Index

$10,000               Original investment





Year ended October 31                         1950#          1951            1952          1953            1954            1955

YEAR-BY-YEAR SUMMARY OF RESULTS

Dividends reinvested (5)                       $310            532             524           580             613             667
Value at year-end (1)                       $10,018         12,234          13,164        14,076          19,261          25,050
Dividends excluded (6)                         $307            507             478           579             516             544
Value at year-end (1)                        $9,708         11,334          11,710        12,009          15,876          20,087

ANNUAL PERCENTAGE RETURNS ASSUMING REINVESTMENT OF DIVIDENDS

Income return (1)                              3.1%           5.3             4.3            4.4            4.4              3.5
Capital results (1)                           (2.9)          16.8             3.3            2.5           32.4             26.6
AMF total return                               0.2           22.1             7.6            6.9           36.8             30.1

Year ended October 31                         1956           1957            1958           1959           1960            1961

YEAR-BY-YEAR SUMMARY OF RESULTS

Dividends reinvested (5)                        789            910           1,009          1,050          1,209            1,258
Value at year-end (1)                        29,652         28,050          36,140         41,489         40,865           54,348
Dividends excluded (6)                          626            703             754            763            855              865
Value at year-end (1)                        23,142         21,241          26,511         29,668         28,371           36,806

ANNUAL PERCENTAGE RETURNS ASSUMING REINVESTMENT OF DIVIDENDS

Income return (1)                              3.2            3.1             3.6            2.9            2.9              3.1
Capital results (1)                           15.2           (8.5)           25.2           11.9           (4.4)            29.9
AMF total return                              18.4           (5.4)           28.8           14.8           (1.5)            33.0

Year ended October 31                         1962           1963            1964           1965           1966            1967

YEAR-BY-YEAR SUMMARY OF RESULTS

Dividends reinvested (5)                      1,372          1,523           1,697          1,845          2,271            2,568
Value at year-end (1)                        46,572         61,289          71,355         79,919         77,646           92,836
Dividends excluded (6)                          920            993           1,078          1,143          1,372            1,507
Value at year-end (1)                        30,677         39,309          44,625         48,769         46,067           53,558

ANNUAL PERCENTAGE RETURNS ASSUMING REINVESTMENT OF DIVIDENDS

Income return (1)                              2.5            3.3             2.8            2.6            2.8              3.3
Capital results (1)                          (16.8)          28.3            13.6            9.4           (5.6)            16.3
AMF total return                             (14.3)          31.6            16.4           12.0           (2.8)            19.6

Year ended October 31                         1968           1969            1970           1971           1972            1973

YEAR-BY-YEAR SUMMARY OF RESULTS

Dividends reinvested (5)                      3,152          3,762           4,169          4,423          4,711            5,070
Value at year-end (1)                       109,586        103,216          93,358        112,886        125,226          124,800
Dividends excluded (6)                        1,796          2,076           2,210          2,246          2,302            2,382
Value at year-end (1)                        61,257         55,651          48,100         55,961         59,737           57,130

ANNUAL PERCENTAGE RETURNS ASSUMING REINVESTMENT OF DIVIDENDS

Income return (1)                              3.4            3.4             4.0            4.7            4.2              4.0
Capital results (1)                           14.6           (9.2)          (13.6)          16.2            6.7             (4.3)
AMF total return                              18.0           (5.8)           (9.6)          20.9           10.9             (0.3)

Year ended October 31                         1974           1975            1976           1977           1978            1979

YEAR-BY-YEAR SUMMARY OF RESULTS

Dividends reinvested (5)                      7,273          7,299           7,881          8,603          9,989           11,322
Value at year-end (1)                       105,122        132,196         167,379        176,434        198,947          232,805
Dividends excluded (6)                        3,257          3,053           3,121          3,245          3,582            3,861
Value at year-end (1)                        44,985         53,330          64,276         64,554         69,119           76,959

ANNUAL PERCENTAGE RETURNS ASSUMING REINVESTMENT OF DIVIDENDS

Income return (1)                              5.8             6.9             6.0            5.1            5.7              5.7
Capital results (1)                          (21.6)           18.9            20.6            0.3            7.1             11.3
AMF total return                             (15.8)           25.8            26.6            5.4           12.8             17.0

Year ended October 31                         1980           1981            1982           1983           1984            1985

YEAR-BY-YEAR SUMMARY OF RESULTS

Dividends reinvested (5)                     13,853         16,351          26,841         26,227         26,606           30,124
Value at year-end (1)                       303,585        334,117         426,438        544,917        577,161          701,836
Dividends excluded (6)                        4,491          5,045           7,806          7,123          6,868            7,402
Value at year-end (1)                        95,432         99,943         118,168        143,286        144,417          167,598

ANNUAL PERCENTAGE RETURNS ASSUMING REINVESTMENT OF DIVIDENDS

Income return (1)                              6.0             5.4             8.0            6.2            4.9              5.2
Capital results (1)                           24.4             4.7            19.6           21.6            1.0             16.4
AMF total return                              30.4            10.1            27.6           27.8            5.9             21.6

Year ended October 31                         1986           1987            1988           1989           1990            1991

YEAR-BY-YEAR SUMMARY OF RESULTS

Dividends reinvested (5)                     34,058         39,286          50,009         59,908         66,101           71,768
Value at year-end (1)                       913,072        960,889       1,081,202      1,299,788      1,239,346        1,544,414
Dividends excluded (6)                        8,006          8,877          10,831         12,336         12,953           13,358
Value at year-end (1)                       209,413        212,116         227,085        259,386        235,204          278,500

ANNUAL PERCENTAGE RETURNS ASSUMING REINVESTMENT OF DIVIDENDS

Income return (1)                              4.9             4.3             5.2            5.5            5.1             5.8
Capital results (1)                           25.2             0.9             7.3           14.7           (9.8)           18.8
AMF total return                              30.1             5.2            12.5           20.2           (4.7)           24.6

[begin sidebar]

Value added by
reinvestment of
dividends

[end sidebar]

Year ended October 31                         1992           1993            1994           1995           1996            1997

YEAR-BY-YEAR SUMMARY OF RESULTS

Dividends reinvested (5)                     67,509         70,887          76,470         83,157         90,174           95,003
Value at year-end (1)                     1,690,017      2,004,864       2,039,874      2,473,446      2,940,742        3,652,205
Dividends excluded (6)                       11,977         12,074          12,539         13,110         13,724           14,010
Value at year-end (1)                       292,156        333,581         326,417        381,224        438,613          529,422

ANNUAL PERCENTAGE RETURNS ASSUMING REINVESTMENT OF DIVIDENDS

Income return (1)                              4.4            4.2             3.8            4.1            3.6              3.2
Capital results (1)                            5.0           14.4            (2.1)          17.2           15.3             21.0
AMF total return                               9.4           18.6             1.7           21.3           18.9             24.2

Year ended October 31                         1998           1999            2000           2001           2002            2003

YEAR-BY-YEAR SUMMARY OF RESULTS

Dividends reinvested (5)                    104,111        110,494         132,206        145,406        121,358          115,816
Value at year-end (1)                     4,205,471      4,584,199       4,639,429      4,811,535      4,406,372       58,257,312
Dividends excluded (6)                       14,947         15,465          18,012         19,211         15,592           14,507
Value at year-end (1)                       594,159        631,823         620,069        623,599        557,186          648,807

ANNUAL PERCENTAGE RETURNS ASSUMING REINVESTMENT OF DIVIDENDS

Income return (1)                              2.9            2.6             2.9            3.1            2.5              2.6
Capital results (1)                           12.2            6.4            (1.7)           0.6          (10.9)            16.7
AMF total return                              15.1            9.0             1.2            3.7           (8.4)            19.3


AVERAGE ANNUAL TOTAL RETURN FOR AMF'S LIFETIME

Income return (1)                                               4.08%
Capital results (1)                                             8.30%
AMF total return                                               12.38% (1)


# Fund began operations February 21, 1950.

Past results are not predictive of future results. The results shown are before taxes on fund distributions and sale of fund shares.

The S&P 500 index is unmanaged; does not reflect sales charges, commissions or expenses; cannot be invested in directly and reflects monthly dividends reinvested.

(1) These figures, unlike those shown earlier in this report, reflect payment of the 5.75% maximum sales charge on the $10,000 investment. Thus, the net amount invested was $9,425. The maximum initial sales charge was 8.5% prior to July 1, 1988. As outlined in the prospectus, the sales charge is reduced for larger investments. There is no sales charge on dividends reinvested or capital gain distributions taken in shares.
(2) Includes reinvested capital gain distributions totaling $2,953,959 in the years 1950-2003 and reinvested dividends. The total "cost" of this investment was $1,782,099 ($10,000 plus $1,772,099 in reinvested dividends).
(3) Includes reinvested capital gain distributions taken in shares totaling $496,101 but does not reflect income dividends taken in cash.
(4) Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
(5)  Includes special dividends of $1,691 in 1974, $989 in 1975, $7,524 in 1982,
     $3,967 in 1983,  $6,064 in 1988,  $9,850 in 1989, $9,497 in 1990 and $8,996
     in 1991.
(6) Includes special dividends of $746 in 1974, $407 in 1975, $2,251 in 1982, $1,099 in 1983, $1,339 in 1988, $2,069 in 1989, $1,895 in 1990 and $1,707
     in 1991.

[photograph: minature copy of front cover, Mt. Rainier National Park in Washington state}

HOW THE INVESTMENT PORTFOLIO IS BUILT

"Our analysts are the backbone of our research process. It's impossible to overestimate the value of their investment insight and how it benefits American Mutual Fund."

--    American Mutual Fund president
      Robert G. O'Donnell

[Begin Sidebar]

[photograph: oil derrick in the ocean with a barge moored to it and a full moon and clouds in the background]

[photograph:  Cathy Kehr]

"The bottom line is if you know something that can help a colleague, you pass it along. That benefits our shareholders, which is why we're here in the first place."

--    Research analyst Cathy Kehr
[End Sidebar]


[Begin Sidebar]
[photograph:  metropolitan deco buildings]
[photgraph:  Will Robbins]

"You know what the stock price is, but what does it imply about the company's future prospects?"

-- Research analyst Will Robbins
[End Sidebar]

Since its inception in 1950, American Mutual Fund has tried to achieve the balanced accomplishment of three objectives --current income, growth of capital and conservation of principal. It is a challenging and never-ending task.

For AMF -- indeed all 29 of the American Funds -- it begins with investment research. We place such importance on research that it is found in the name of the fund's investment adviser: Capital Research and Management Company.

In our feature this year, we'll take an in-depth look at our investment research process and show you how it works. We'll introduce you to a few research analysts -- the men and women who help identify the best stocks for the fund to invest in. We'll explain how they interact with portfolio counselors and why they directly manage a portion of AMF's investment portfolio.

AN INTENSIVE, CONTINUOUS PROCESS

"I think the most important thing about our investment research," says oil analyst Cathy Kehr, "is that we try to see as far down the road as possible. Where a company will be in six months or a year -- and what I think it will be worth --is certainly important. But where it will be in, say, three or five years is even more vital. That's where I try to focus."

Since no one knows whether a stock will go up or down today, how can an analyst possibly try to determine where a company -- and its stock -- might be in, say, 2008? "It's obviously difficult," admits Will Robbins, a San Francisco-based bank analyst and research director for Capital Research. "And that's why investment research is so important."

Will says that in general there are four components to the research process. "First and foremost is conducting fundamental analysis of a company. This is typically done by studying publicly available information like financial reports and documents the company is required to file with the government. Next is what I like to call a `competitive analysis' of a company: What are its prospects and how does it stack up against similar firms in its industry? For example, how does Ford look compared with General Motors?"

The third part of investment research, Will says, is valuation analysis. "You know what the stock price is, but what does it imply about the company's future prospects? More important, understanding where our views differ from consensus can allow us to conclude whether a stock is undervalued or overvalued."

Finally, Will tries to make a subjective judgment on the company's management. "Looking at their capabilities and track record can teach you an awful lot about how they're likely to do in the future."

"Getting to know the management is vitally important," agrees analyst Dave Carpenter, who follows a wide variety of industries such as railroads, food manufacturers and household product companies for AMF. "It's one of the most important things an analyst can do. You learn how they think, how they respond in certain situations. It's incredibly useful. I also develop a tremendous amount of insight by talking with lower level employees, as well as competitors and customers. Sometimes you can get a different perspective from a guy on a factory floor that hasn't -- or won't -- bubble up to the CEO's desk. It's impossible to overestimate the importance of getting to know people at all levels of a company."

Dave also says that when it comes to investment research, the past is often prologue.

"Take railroads, for example. The number of freight cars that are loaded with various goods is often a good indicator of overall economic activity. In the past, when that number has gone down, it's often meant a slowing economy. When the number goes up, it's a sign that the economy may be rebounding."

But business and economic conditions can change rapidly. New technologies and new competitors can quickly alter the playing field. Analysts must be plugged in and inquisitive.

"The overall research process is thorough and never-ending," says Dave. "We don't talk with management once; we don't look over their financials once; we don't talk with their customers once. We're always talking with everyone. We're always studying financial documents. And we're in the field as often as possible." Cathy agrees. "You've got to keep your eyes and ears open," she says. "What's happening? What are people doing and saying that can have an impact on the companies I follow? I read five or six trade journals every day. Sometimes I'll find a little tidbit at the bottom of an article that can help me better evaluate a company. And you're always talking to people."

Given that the oil industry is a far-flung global business, that means heavy travel. Cathy's passport, well-worn and stuffed with visas and entry stamps, tells the tale. "In the past few months I've been to Russia, Azerbaijan, Kazakhstan, Canada, Brazil, Argentina, all over Latin America, Europe, Nigeria and Australia." And closer to home, countless trips to Houston and New York. All told, the Los Angeles-based analyst spends about four months a year on the road.

"Airplane food isn't my favorite," she jokes, "but you get used to it."

MULTIPLE POINTS OF VIEW

Companies in AMF's portfolio must be domiciled in the United States or Canada or, if not, included in Standard & Poor's 500 Composite Index. Many have extensive global operations. Such companies, known as multinationals, are exposed to all sorts of varying rules and regulations, which can complicate an analyst's efforts. "It's really difficult, perhaps impossible, for one person to stay on top of it all," admits Geneva-based analyst Jody Jonsson, who has followed an eclectic batch of industries ranging from insurance to cruise lines. And that, she says, is where research clusters come into play.

[photograph:  train traveling through a rural area]

[photograph:  Dave Carpenter]
[Begin Photo Caption]
"Getting to know the management is vitally important. You learn how they think, how they respond in certain situations. I also develop a tremendous amount of insight by talking with lower level employees, as well as competitors and customers."

-- Research analyst Dave Carpenter
[End Photo Caption]

[Begin Sidebar]

HIGHER YIELDS OVER TIME-- AMF VERSUS THE S&P 500
American Mutual Fund  traditionally has had a higher dividend yield than the S&P
500. One reason for this: Many companies in the S&P 500 don't pay dividends, while AMF only invests in those that do.

[begin bar chart]

Year    S&P 500   AMF

1984    4.47%     4.60
1985    4.14      4.28
1986    3.38      3.70
1987    3.46      3.92
1988    3.30      4.59
1989    3.21      4.67
1990    3.91      5.35
1991    3.09      4.77
1992    2.95      4.01
1993    2.68      3.52
1994    2.76      3.70
1995    2.35      3.35
1996    2.10      3.03
1997    1.68      2.55
1998    1.46      2.38
1999    1.22      2.29
2000    1.15      2.52
2001    1.49      2.96
2002    1.81      2.73
2003    1.61      2.21

Year ended October 31

Distribution rate (%) at net asset value

[end bar chart]
[End Sidebar]

"A research cluster is our term for a group of analysts and portfolio counselors who get together to discuss investment ideas with one another," she says. "Since we have research offices around the world, those discussions take place in person, but more often through conference calls, voicemails and e-mails."

It sounds like information overload, but Jody says it's actually a pretty efficient system. "Meetings are broken down by topic, by region, and by fund. A daily in-house research newsletter is available on a worldwide database. And information is sorted by analyst, by region and by company."

Cathy agrees. "I find it incredibly helpful to have several pairs of eyes looking at the same thing. In the oil and gas cluster, for example, we have 10 people. Besides pure oil analysts like me, we have a fixed income analyst on the team, an Asian specialist and so forth. We all bring different experience to the table, approaching things from different angles."

And information flows not just among analysts and portfolio counselors in one sector, but among people in industries that can overlap and affect each other. For example, Cathy's take on the oil and gas industry may come in handy for other analysts following companies in the chemical, utility, transportation and auto sectors.

"Someone may have a bit of insight that you might not have; even one bit of information can help you make a wiser investment decision," she says. "I think that's the research cluster's real jewel in the crown -- the insight you gain from others. In terms of analyzing an investment or potential investment, it helps put the whole mosaic together. The bottom line is if you know something that can help a colleague, you pass it along. That benefits our shareholders, which is why we're here in the first place."

LONG-TERM RELATIONSHIPS

Capital Research's emphasis on investing for the long term is reflected in the longevity of its analysts. Jody, for example, has been following insurance companies for 13 years. She says that gives her a leg up on analysts at other investment firms.

"I've been able to build up relationships with people over a period of many years," she says. "I've watched many of them move up the ladder within a company, or leave for another one. Over time you develop a combination of breadth and depth that can help you make better investment decisions."

Of course, that doesn't mean Capital analysts avoid mistakes, Jody admits. "But because of the knowledge and insight we've developed over the years, we're able to keep our nerve, stay focused and respond to events in a measured and rational way. This tends to help reduce the number of errors we make."

[photograph: view from the deck of an ocean liner with a second ocean liner in background]

[photograph:  Jody Jonsson]
[Begin Photo Caption]
"Over time you develop a combination of breadth and depth that can help you make better investment decisions."

-- Research analyst Jody Jonsson
[End Photo Caption]

HOLDING UP WELL DURING DIFFICULT TIMES

Making fewer mistakes helps conserve principal, which is one of the fund's long-term goals. The stock market's decline from March 2000 to October 2002 provides a dramatic example of this. During those 31 months, the S&P 500's total return was -47%; AMF's was -7%. Over a full market cycle -- from the low of August 1998 to the low of October 2002 -- the S&P 500's total return was -14%; AMF gained nearly 5%.

"Our investment analysts played an absolutely vital role in helping us through the last few, tough years," notes Mike Shanahan, one of AMF's portfolio counselors. "During the stock market's run up of the late 1990s, big technology stocks were powering the market. But our analysts thought it was an unsustainable trend; that those companies had no hope of living up to overblown earnings expectations. They were right."

That cautious, risk-averse approach helps explain why AMF lagged the broader market when it was soaring. But it also helped the fund hold up quite well during the severe bear market that followed.

"And one big reason for that," Mike says, "is because we have so many talented analysts who know their companies extremely well."

[Begin Sidebar]
HOW AMERICAN MUTUAL FUND HAS FARED DURING MARKET DECLINES

Total returns for AMF and S&P 500. (S&P 500 assumes monthly reinvestment of dividends.)

[begin bar chart]

         S&P 500           AMF
         -11.7%           -9.7%                 Jan. 5, 1953 - Sept. 14, 1953
                                                Korean War ends;
                                                recession begins

         S&P 500           AMF
         -18.1%           -16.0%                Aug. 2, 1956 - Oct. 22, 1957
                                                Egypt seizes Suez Canal

         S&P 500           AMF
         -26.9%           -25.0%                Dec. 12, 1961 - June 26, 1962
                                                Stocks hit postwar highs;
                                                Kennedy confronts steel industry

         S&P 500           AMF
         -20.5%           -15.1%                Feb. 9, 1966 - Oct. 7, 1966
                                                Economy overheats, interest
                                                rates and taxes rise

         S&P 500           AMF
         -33.0%           -31.8%                Nov. 29, 1968 - May 26, 1970
                                                Vietnam War sparks civil
                                                unrest, recession

         S&P 500           AMF
         -44.8%           -32.2%                Jan. 11, 1973 - Oct. 3, 1974
                                                OPEC oil embargo;
                                                Watergate scandal; Nixon resigns

         S&P 500           AMF
         -13.5%           +3.1%                 Sept. 21, 1976 - March 6, 1978
                                                Carter warns of impending
                                                energy crisis

         S&P 500           AMF
         -20.2%           +3.5%                 Nov. 28, 1980 - Aug. 12, 1982
                                                Record-high interest rates
                                                provoke recession

         S&P 500           AMF
         -32.8%           -21.4%                Aug. 25, 1987 - Dec. 4, 1987
                                                Overvalued stocks trigger
                                                market crash

         S&P 500           AMF
         -19.2%           -12.1%                July 16, 1990 - Oct. 11, 1990
                                                Iraq invades Kuwait

         S&P 500           AMF
         -19.1%           -12.1%                July 17, 1998 - Aug. 31, 1998
                                                "Asian flu" spreads to Russia,
                                                igniting global economic fears

         S&P 500           AMF
         -47.4%           -7.1%                 March 24, 2000 - Oct. 9, 2002
                                                Internet bubble bursts;
                                                terrorist strike on U.S.

[end bar chart]
[End Sidebar]

But holding up well during a difficult stock market environment is hardly new to American Mutual Fund. As the table below shows, since its inception in 1950, the fund has done better than the S&P 500 in every significant downturn. Over that period -- more than 53 years -- the fund's annual total return has averaged 12.5%. The S&P 500 has averaged 12.0%.

PORTFOLIO MANAGEMENT

American Mutual Fund has five portfolio counselors. But the fund's assets are actually divided into six segments, with that last piece managed by the research analysts. In other words, analysts act as portfolio counselors themselves, managing a portion -- currently about 25% -- of the fund's assets.

"It stands to reason that since our analysts have spent years following their companies and industries, they know them extremely well," says American Mutual Fund's chairman of the board and portfolio counselor Jim Dunton. "So they should be given an opportunity to act on that investment insight."

Jody says that being given a portion of the fund's portfolio is both a privilege and a responsibility. "It gives the analysts a direct stake in the fund. We're allowed to act on our highest investment convictions. And when those investments do well, it means the fund's shareholders are making money. That's a great feeling."

At Capital Research, this overall division of a fund's assets is referred to as the "multiple portfolio counselor system." Blending the best attributes of individualism and teamwork, it provides stability, flexibility and continuity, not to mention different kinds of experience and ways of thinking.

"Including our research analysts in the multiple portfolio counselor system is one of Capital's not-so-secret strengths," says Jim. "I've been in this business for more than four decades. But I'm still learning new things every day. And a great deal of what I learn comes from them. They're a smart bunch of people. They're dedicated, experienced and they work hard to make sure that our shareholders do well over the long run."

"Our analysts are the backbone of our investment process," agrees Bob O'Donnell, the fund's president and one of its portfolio counselors. "I rely heavily on their experience and insight. It's impossible to overestimate the value of that insight and how it benefits American Mutual Fund."

ABOUT YOUR FUND

Launched in 1950, American Mutual Fund seeks the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal. The fund is managed conservatively to reduce volatility and risk. The fund does not own securities of companies that derive the majority of their revenues from tobacco and/or alcohol. AMF invests primarily in common stocks, U.S. government securities, bonds rated A or better and cash. Companies owned must be based in the United States or Canada or included in Standard & Poor's 500 Composite Index. The fund will not invest in non-dividend-paying stocks.

[Begin Sidebar]
AMERICAN MUTUAL FUND
FACTS AND FIGURES*

o  Shareholders: 537,136
o  Assets under management: $10.7 billion
o  Portfolio counselors: five
o  Average amount of investment experience: 28 years

*As of October 31, 2003.
[End Sidebar]

A TOTAL COMMITMENT TO HONESTY AND INTEGRITY

A key objective of our investment research process is determining, to the best of our ability, that companies we invest in adhere to the highest standards of ethics and openness. Companies that do so tend to act in the best interests of their shareholders. We apply these standards to ourselves as well. A board of directors that is comprised largely of independent outsiders provides oversight of American Mutual Fund. Our audit committee is completely independent.

OUR LONG-TERM FOCUS HELPS LOWER EXPENSES

Because we invest for the long run, we tend to hold stocks for long periods of time. That means we incur fewer trading expenses. Over time, holding costs down helps the total return on your investment.

AMERICAN MUTUAL FUND COMPARED WITH ITS BENCHMARK

Average annual total returns at net asset value ending October 31, 2003 (1)

                                                         Standard & Poor's 500
                      American Mutual Fund                  Composite Index

1 year                       19.31%                             20.79%
3 years                       4.26%                             -8.33%
5 years                       4.57%                              0.53%
10 years                     10.12%                             10.42%
Lifetime (2)                 12.50%                             11.97%

(1)  With distributions reinvested.
(2)  Fund began operations February 21, 1950.

AMERICAN MUTUAL FUND'S PORTFOLIO COUNSELORS

American Mutual Fund's five portfolio counselors have an average 28 years of investment experience. The knowledge and wisdom they have accumulated over the years have helped them manage your fund through many stock market cycles.

[Begin Photo Caption]

                                          Years of
                                          investment
                                          experience

James K. Dunton                               41
[photograph:  James K. Dunton]

Mike Shanahan                                 38
[photograph:  Mike Shanahan]

Robert G. O'Donnell                           31
[photograph:  Robert G. O'Donnell]

Alan Berro                                    17
[photograph:  Alan Berro]

J. Dale Harvey                                14
[photograph:  J. Dale Harvey]

[End Photo Caption]


INVESTMENT PORTFOLIO, October 31, 2003


[pie chart]
                                                      Percent
                                                       of net
Industry diversification                               assets

Oil & gas                                               6.55 %
Pharmaceuticals                                         5.45
Electric utilities                                      5.44
Diversified telecommunication services                  5.33
Commercial banks                                        5.20
Other industries                                       58.64
Cash & equivalents                                     13.39

[end pie chart]

                                                      Percent
                                                       of net
Largest equity holdings                                assets

J.P. Morgan Chase                                       2.83 %
IBM                                                     2.08
General Motors                                          1.88
General Electric                                        1.63
Eli Lilly                                               1.61
Sprint - FON Group                                      1.56
FleetBoston Financial                                   1.45
Norfolk Southern                                        1.34
Magna International                                     1.29
Fannie Mae                                              1.24


                                                                                                Market
                                                                                                 value
Equity securities (common and convertible preferred stocks) - 79.75%       Shares                (000)

ENERGY
ENERGY EQUIPMENT & SERVICES  -  0.24%
Schlumberger Ltd.                                                           550,000           $  25,833
OIL & GAS  -  6.55%
Ashland Inc.                                                              1,700,000              63,308
ChevronTexaco Corp.                                                       1,669,950             124,077
ConocoPhillips                                                            2,016,589             115,248
Devon Energy Corp.                                                        2,000,000              97,000
Exxon Mobil Corp.                                                         1,150,000              42,067
Marathon Oil Corp.                                                        3,950,000             116,801
Sunoco, Inc.                                                              1,370,000              59,951
Unocal Corp.                                                              2,580,400              81,747
                                                                                                726,032

MATERIALS
CHEMICALS  -  1.81%
Air Products and Chemicals, Inc.                                          1,350,000              61,303
Dow Chemical Co.                                                          1,600,000              60,304
PPG Industries, Inc.                                                        400,000              23,060
Praxair, Inc.                                                               700,000              48,706
CONTAINERS & PACKAGING  -  0.30%
Sonoco Products Co.                                                       1,500,000              31,905
PAPER & FOREST PRODUCTS  -  2.44%
Georgia-Pacific Corp., Georgia-Pacific Group                              1,900,000              49,932
International Paper Co.                                                   2,250,000              88,537
MeadWestvaco Corp.                                                        4,729,000             122,576
                                                                                                486,323

CAPITAL GOODS
AEROSPACE & DEFENSE  -  2.41%
Boeing Co.                                                                  650,000              25,018
General Dynamics Corp.                                                      450,000              37,665
Honeywell International Inc.                                              1,500,000              45,915
Northrop Grumman Corp.                                                      850,000              75,990
Raytheon Co.                                                              1,150,000              30,452
United Technologies Corp.                                                   500,000              42,345
CONSTRUCTION & ENGINEERING  -  0.57%
Fluor Corp.                                                               1,650,000              61,182
ELECTRICAL EQUIPMENT  -  0.61%
Emerson Electric Co.                                                      1,150,000              65,262
INDUSTRIAL CONGLOMERATES  -  2.08%
General Electric Co.                                                      6,000,000             174,060
Tyco International Ltd.                                                   2,300,000              48,024
MACHINERY  -  0.17%
Caterpillar Inc.                                                            250,000              18,320
                                                                                                624,233

COMMERCIAL SERVICES & SUPPLIES
COMMERCIAL SERVICES & SUPPLIES  -  1.25%
Pitney Bowes Inc.                                                         1,700,000              69,870
ServiceMaster Co.                                                         5,600,000              64,232
                                                                                                134,102

TRANSPORTATION
ROAD & RAIL  -  1.87%
Burlington Northern Santa Fe Corp.                                        1,200,000              34,728
Norfolk Southern Corp.                                                    7,131,600             143,702
Union Pacific Corp.                                                         350,000              21,910
                                                                                                200,340

AUTOMOBILES & COMPONENTS
AUTO COMPONENTS  -  2.07%
Delphi Corp.                                                              9,400,000              83,660
Magna International Inc., Class A                                         1,720,000             137,996
AUTOMOBILES  -  1.88%
General Motors Corp.                                                      4,714,800             201,181
                                                                                                422,837

CONSUMER DURABLES & APPAREL
HOUSEHOLD DURABLES  -  0.46%
Leggett & Platt, Inc.                                                     2,350,000              49,091
TEXTILES, APPAREL & LUXURY GOODS  -  0.70%
NIKE, Inc., Class B                                                         400,000              25,560
VF Corp.                                                                  1,150,000              48,817
                                                                                                123,468

HOTELS, RESTAURANTS & LEISURE
HOTELS, RESTAURANTS & LEISURE  -  1.07%
Carnival Corp., units                                                     2,050,000              71,565
McDonald's Corp.                                                          1,700,000              42,517
                                                                                                114,082

MEDIA
MEDIA  -  0.46%
Dow Jones & Co., Inc.                                                       250,000              12,992
Knight-Ridder, Inc.                                                         500,000              36,660
                                                                                                 49,652

RETAILING
DISTRIBUTORS  -  0.45%
Genuine Parts Co.                                                         1,500,000              47,730
MULTILINE RETAIL  -  1.91%
J.C. Penney Co., Inc.                                                     2,150,000              50,847
May Department Stores Co.                                                 2,500,000              69,900
Target Corp.                                                              2,100,000              83,454
SPECIALTY RETAIL  -  1.43%
Gap, Inc.                                                                   800,000              15,264
Lowe's Companies, Inc.                                                      810,000              47,733
TJX Companies, Inc.                                                       4,300,000              90,257
                                                                                                405,185

FOOD & STAPLES RETAILING
FOOD & STAPLES RETAILING  -  1.27%
Albertson's, Inc.                                                         3,600,000              73,044
Walgreen Co.                                                              1,800,000              62,676
                                                                                                135,720

FOOD & BEVERAGE
BEVERAGES  -  0.41%
Coca-Cola Co.                                                               950,000              44,080
FOOD PRODUCTS  -  2.20%
ConAgra Foods, Inc.                                                       2,150,000              51,256
General Mills, Inc.                                                       1,345,000              60,323
H.J. Heinz Co.                                                            3,500,000             123,655
                                                                                                279,314

HOUSEHOLD & PERSONAL PRODUCTS
HOUSEHOLD PRODUCTS  -  0.87%
Kimberly-Clark Corp.                                                      1,110,000              58,619
Procter & Gamble Co.                                                        350,000              34,401
PERSONAL PRODUCTS  -  0.74%
Avon Products, Inc.                                                       1,167,500              79,343
                                                                                                172,363

HEALTH CARE EQUIPMENT & SERVICES
HEALTH CARE EQUIPMENT & SUPPLIES  -  0.66%
Applera Corp. - Applied Biosystems Group                                  1,176,700              27,158
Becton, Dickinson and Co.                                                 1,200,000              43,872
HEALTH CARE PROVIDERS & SERVICES  -  0.60%
Aetna Inc.                                                                  195,000              11,195
CIGNA Corp.                                                                 925,000              52,771
                                                                                                134,996

PHARMACEUTICALS & BIOTECHNOLOGY
PHARMACEUTICALS  -  5.45%
Abbott Laboratories                                                         975,000              41,554
Bristol-Myers Squibb Co.                                                  5,007,200             127,033
Eli Lilly and Co.                                                         2,580,000             171,880
Johnson & Johnson                                                         1,625,000              81,786
Merck & Co., Inc.                                                         1,050,000              46,462
Pfizer Inc                                                                2,878,100              90,948
Schering-Plough Corp.                                                     1,471,700              22,473
                                                                                                582,136

BANKS
COMMERCIAL BANKS  -  5.20%
Bank of America Corp.                                                       850,000              64,371
BANK ONE CORP.                                                              200,000               8,490
Comerica Inc.                                                             1,400,000              72,072
FleetBoston Financial Corp.                                               3,830,000             154,694
National City Corp.                                                       1,050,000              34,293
PNC Financial Services Group, Inc.                                        1,650,000              88,391
SunTrust Banks, Inc.                                                        200,000              13,414
Wachovia Corp.                                                              813,600              37,320
Wells Fargo & Co.                                                         1,468,750              82,720
THRIFTS & MORTGAGE FINANCE  -  2.88%
Fannie Mae                                                                1,850,000             132,627
Freddie Mac                                                               2,135,000             119,838
Washington Mutual, Inc.                                                   1,275,000              55,781
                                                                                                864,011

DIVERSIFIED FINANCIALS
CAPITAL MARKETS  -  3.21%
Bank of New York Co., Inc.                                                1,300,000              40,547
J.P. Morgan Chase & Co.                                                   8,430,000             302,637
CONSUMER FINANCE  -  0.37%
American Express Co.                                                        850,000              39,891
DIVERSIFIED FINANCIAL SERVICES  -  0.65%
Citigroup Inc.                                                            1,455,441              68,988
                                                                                                452,063

INSURANCE
INSURANCE  -  4.61%
Allstate Corp.                                                            1,400,000              55,300
American International Group, Inc.                                        1,710,600             104,056
Aon Corp.                                                                 2,250,000              49,275
Chubb Corp. 7.00% convertible preferred 2005                                400,000 units        11,100
Jefferson-Pilot Corp.                                                     2,150,000             102,641
Lincoln National Corp.                                                    1,167,900              46,634
UnumProvident Corp.                                                       7,550,000             123,594
                                                                                                492,600

REAL ESTATE
REAL ESTATE  -  0.48%
Equity Office Properties Trust                                              900,000              25,209
Equity Residential                                                          900,000              26,325
                                                                                                 51,534

SOFTWARE & SERVICES
IT SERVICES  -  1.31%
Automatic Data Processing, Inc.                                             800,000              30,192
Electronic Data Systems Corp.                                             4,106,000              88,074
Electronic Data Systems Corp. 7.625% FELINE PRIDES 2004                   1,030,000 units        21,270
SOFTWARE  -  0.27%
Microsoft Corp.                                                           1,100,000              28,765
                                                                                                168,301

TECHNOLOGY HARDWARE & EQUIPMENT
COMMUNICATIONS EQUIPMENT  -  0.13%
Motorola, Inc.                                                            1,000,000              13,530
COMPUTERS & PERIPHERALS  -  3.30%
Hewlett-Packard Co.                                                       5,850,000             130,514
International Business Machines Corp.                                     2,485,000             222,358
                                                                                                366,402

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  2.29%
Intel Corp.                                                                 900,000              29,745
Linear Technology Corp.                                                     750,000              31,958
Microchip Technology Inc.                                                 3,600,000             117,756
Texas Instruments Inc.                                                    2,250,000              65,070
                                                                                                244,529

TELECOMMUNICATION SERVICES
DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.86%
ALLTEL Corp.                                                              1,609,600              76,086
ALLTEL Corp. 7.75% 2005                                                     500,000 units        24,500
AT&T Corp.                                                                6,184,600             114,972
BellSouth Corp.                                                           1,450,000              38,150
SBC Communications Inc.                                                   1,700,000              40,766
Sprint Corp. - FON Group                                                 10,407,000             166,512
Verizon Communications Inc.                                               1,750,000              58,800
                                                                                                519,786

UTILITIES
ELECTRIC UTILITIES  -  5.34%
Ameren Corp.                                                                300,000              13,395
Ameren Corp. 9.75% ACES convertible preferred 2005                        1,200,000 units        34,440
American Electric Power Co., Inc.                                         3,700,000             104,303
Dominion Resources, Inc.                                                    650,000              40,040
Exelon Corp.                                                                500,000              31,725
FPL Group, Inc.                                                             500,000              31,870
Progress Energy, Inc.                                                     1,650,000              71,115
Southern Co.                                                              2,200,000              65,560
TECO Energy, Inc.                                                         5,500,000              72,215
TXU Corp.                                                                 1,100,000              25,102
Xcel Energy Inc.                                                          4,945,000              81,098
MULTI-UTILITIES & UNREGULATED POWER  -  1.26%
Duke Energy Corp.                                                         4,800,000              87,120
Questar Corp.                                                             1,500,000              47,625
                                                                                                705,608

MISCELLANEOUS
MISCELLANEOUS  -  0.66%
Other equity securities in initial period of acquisition                                         70,245


TOTAL EQUITY SECURITIES (cost: $7,480,993,000)                                                8,525,862



                                                                          Principal             Market
                                                                            amount               value
Bonds and notes - 6.86%                                                     (000)                (000)

TECHNOLOGY HARDWARE & EQUIPMENT  -  0.25%
Motorola, Inc. 6.75% 2006                                                   $25,000           $  26,942

TELECOMMUNICATION SERVICES  -  0.47%
AT&T Corp. 7.00% 2006 (1)                                                    45,000              49,875

UTILITIES  -  0.10%
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                   9,960              10,641

AGENCY PASS THROUGH SECURITIES  -  0.14%
Fannie Mae 6.00% 2017 (2)                                                    14,011              14,609

U.S. TREASURY NOTES & BONDS  -  1.19%
3.875% January 2009  (3)                                                    112,547             127,350

U.S. AGENCY SECURITIES, NON PASS-THROUGH  -  4.71%
Fannie Mae:
 4.75% 2004                                                                 300,000             304,128
 6.00% 2005                                                                 160,000             172,629
 5.00% 2007                                                                  25,000              26,657
                                                                                                503,414


TOTAL BONDS AND NOTES (cost: $696,038,000)                                                      732,831



                                                                          Principal             Market
                                                                            amount               value
Short-term securities - 12.88%                                              (000)                (000)

CORPORATE SHORT-TERM NOTES  -  9.38%
American Express Credit Corp. 1.03% - 1.05% due 12/3/2003-1/21/2004         $50,000           $  49,916
Bank of America Corp. 1.04% due 11/19/2003                                   23,000              22,987
BellSouth Corp. 1.00% due 11/12/2003 (4)                                     40,000              39,987
Citicorp 1.03% - 1.06% due 11/4-12/8/2003                                   100,000              99,945
Clorox Co. 1.01% due 12/9/2003                                               25,000              24,973
Coca-Cola Co. 1.03% due 1/20/2004                                            26,400              26,339
E.I. DuPont de Nemours & Co. 1.03% - 1.05% due 11/7/2003-1/20/2004          100,000              99,900
Eli Lilly and Co. 0.98% due 11/12/2003                                       25,000              24,992
Household Finance Corp. 1.06% due 11/24/2003                                 50,000              49,964
Johnson & Johnson 1.00% - 1.02% due 11/14/2003-1/12/2004 (4)                 35,000              34,950
Merck & Co. Inc. 1.01% - 1.03% due 11/17-12/31/2003                         100,000              99,897
Minnesota Mining and Manufacturing Co. 1.00% due 11/26/2003                  25,000              24,982
Pfizer Inc 1.02% due 11/18-12/23/2003 (4)                                   101,500             101,397
Procter & Gamble Co. 1.00% - 1.03% due 11/14-12/12/2003 (4)                 119,500             119,417
Target Corp. 1.00% - 1.01% due 11/10-11/24/2003                              30,000              29,987
United Parcel Service Inc. 0.89% due 12/10/2003                              48,600              48,552
Wal-Mart Stores Inc. 1.00% - 1.01% due 11/3-12/5/2003 (4)                   105,000             104,924


U.S. TREASURIES  -  2.98%
U.S. Treasury Bills 0.85% - 1.00% due 11/6/2003-4/15/2004                   319,400             318,972


FEDERAL AGENCY DISCOUNT NOTES  -  0.52%
Federal Farm Credit Banks 0.99% due 12/30/2003-1/26/2004                     55,500              55,381


TOTAL SHORT-TERM SECURITIES (cost: $1,377,443,000)                                            1,377,462


TOTAL INVESTMENT SECURITIES (cost: $9,554,474,000)                                           10,636,155
Other assets less liabilities                                                                    55,018

NET ASSETS                                                                                  $10,691,173



(1)  Coupon rate may change periodically.
(2) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(3) Index-linked bond whose principal amount moves with a government retail price index.
(4) Restricted security that can be resold only to institutional investors. In practice, this security is as liquid as unrestricted securities in the portfolio.

See Notes to Financial Statements



Equity securities appearing in the portfolio since April 30, 2003
BellSouth
Carnival
Delphi
FPL Group
Freddie Mac
General Dynamics
Magna International
Microchip Technology
PNC Financial Services Group
PPG Industries
Procter & Gamble
UnumProvident


Equity securities eliminated from the portfolio since April 30, 2003
CSX
Dana
Goodyear Tire & Rubber
Harris
HSBC Holdings
Interpublic Group of Companies
Kerr-McGee
Lockheed Martin


FINANCIAL STATEMENTS

Statement of assets and liabilities
at October 31, 2003
(dollars and shares in thousands, except per-share amounts)

Assets:
 Investment securities at market
  (cost: $9,554,474)                                              $10,636,155
 Cash                                                                      68
 Receivables for:
  Sales of investments                               $33,549
  Sales of fund's shares                              26,730
  Dividends and interest                              25,655           85,934
                                                                   10,722,157
Liabilities:
 Payables for:
  Purchases of investments                            16,483
  Repurchases of fund's shares                         6,828
  Investment advisory services                         2,458
  Services provided by affiliates                      4,057
  Deferred Directors' compensation                     1,138
  Other fees and expenses                                 20           30,984
Net assets at October 31, 2003                                    $10,691,173

Net assets consist of:
 Capital paid in on shares of capital stock                        $9,553,973
 Undistributed net investment income                                   22,508
 Undistributed net realized gain                                       33,011
 Net unrealized appreciation                                        1,081,681
Net assets at October 31, 2003                                    $10,691,173



Total authorized capital stock - 750,000 shares, $0.001 par value

                                          Shares            Net asset
                         Net assets    outstanding     value per share (1)

Class A                   $9,716,257      419,421           $23.17
Class B                      314,845       13,666            23.04
Class C                      267,009       11,606            23.01
Class F                      172,545        7,463            23.12
Class 529-A                   51,371        2,219            23.15
Class 529-B                   13,900          602            23.09
Class 529-C                   16,476          713            23.09
Class 529-E                    3,017          131            23.10
Class 529-F                      684           29            23.16
Class R-1                      3,896          169            23.06
Class R-2                     32,295        1,401            23.05
Class R-3                     31,665        1,371            23.09
Class R-4                     15,550          672            23.14
Class R-5                     51,663        2,230            23.17


(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $24.58 and $24.56, respectively.


See Notes to Financial Statements

Statement of operations

for the year ended October 31, 2003                       (dollars in thousands)

Investment income:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $331)                            $220,169
  Interest                                            47,397         $267,566

 Fees and expenses:
  Investment advisory services                        25,924
  Distribution services                               23,832
  Transfer agent services                              7,208
  Administrative services                                859
  Reports to shareholders                                283
  Registration statement and prospectus                  380
  Postage, stationery and supplies                       863
  Directors' compensation                                381
  Auditing and legal                                      93
  Custodian                                              143
  State and local taxes                                   90
  Other                                                   68
  Total expenses before reimbursement                 60,124
   Reimbursement of expenses                              68           60,056
 Net investment income                                                207,510

Net realized gain and unrealized
 appreciation on investments:
 Net realized gain on investments                                      58,818
 Net unrealized appreciation on investments                         1,374,180
   Net realized gain and
    unrealized appreciation
    on investments                                                  1,432,998
Net increase in net assets resulting
 from operations                                                   $1,640,508



See Notes to Financial Statements





Statement of changes in net assets                       (dollars in thousands)

                                                       Year ended October 31
                                                       2003             2002
Operations:
 Net investment income                              $207,510         $191,688
 Net realized gain on investments                     58,818          141,613
 Net unrealized appreciation (depreciation)
  on investments                                   1,374,180       (1,129,159)
  Net increase (decrease) in net assets
   resulting from operations                       1,640,508         (795,858)

Dividends and distributions paid to
 shareholders:
 Dividends from net investment income               (219,640)        (219,240)
 Distributions from net realized gain
  on investments                                    (126,094)        (238,166)
   Total dividends and distributions paid
    to shareholders                                 (345,734)        (457,406)

Capital share transactions                         1,221,104          931,720

Total increase (decrease) in net assets            2,515,878         (321,544)

Net assets:
 Beginning of year                                 8,175,295        8,496,839
 End of year (including undistributed
  net investment income: $22,508 and $34,615,
  respectively)                                  $10,691,173       $8,175,295


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Mutual Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives - current income, growth of capital and conservation of principal - through investments in companies that participate in the growth of the American economy.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
                             Initial         Contingent deferred sales
  Share class              sales charge      charge upon redemption              Conversion feature
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%       None (except 1% for certain        None
                                              redemptions within one year of
                                              purchase without an initial
                                              sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B       None              Declines from 5% to zero for       Classes B and 529-B
                                              redemptions within six years       convert to classes A
                                              of purchase                        and 529-A, respectively,
                                                                                 after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class C                   None              1% for redemptions within          Class C converts to
                                              one year of purchase               Class F after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class 529-C               None              1% for redemptions within          None
                                              one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class 529-E               None              None                               None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F       None              None                               None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes R-1, R-2, R-3,    None              None                               None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     TAXATION - Dividend income is recorded net of non-U.S. taxes paid.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; deferred expenses; cost of investments sold; and paydowns on investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of October 31, 2003, the cost of investment securities for federal income tax purposes was $9,561,853,000.

During the year ended October 31, 2003, the fund reclassified $1,190,000 from undistributed net realized gains to additional paid-in capital and $23,000 from undistributed net investment income to undistributed net realized gains to align financial reporting with tax reporting.

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                         (dollars in thousands)
Undistributed net investment income                                     $23,647
Undistributed long-term capital gains                                    41,135
Gross unrealized appreciation on investment securities                1,504,592
Gross unrealized depreciation on investment securities                (430,290)


The tax character of distributions paid to shareholders was as follows (dollars in thousands):

[begin table]
                                                                       Total
                                                     Long-term     distributions
Share class                Ordinary income         capital gains      paid

YEAR ENDED
OCTOBER 31, 2003

Class A                          $ 207,630           $ 119,662      $ 327,292
Class B                              3,782               2,525          6,307
Class C                              2,785               1,735          4,520
Class F                              2,439                 914          3,353
Class 529-A                            808                 329          1,137
Class 529-B                            136                  84            220
Class 529-C                            158                  96            254
Class 529-E                             38                  14             52
Class 529-F                              7                   1              8
Class R-1                               25                   3             28
Class R-2                              247                  52            299
Class R-3                              293                  43            336
Class R-4                              101                   4            105
Class R-5                            1,191                 632          1,823
Total                            $ 219,640           $ 126,094      $ 345,734


                                                                       Total
                                                   Long-term       distributions
Share class (1)            Ordinary income       capital gains         paid

YEAR ENDED
OCTOBER 31, 2002

Class A                          $ 214,554           $ 234,944     $ 449,498
Class B                              2,023               1,867         3,890
Class C                              1,216                 949         2,165
Class F                                786                 406         1,192
Class 529-A                            190                   -           190
Class 529-B                             33                   -            33
Class 529-C                             40                   -            40
Class 529-E                              6                   -             6
Class 529-F                             -*                   -            -*
Class R-1                               -*                   -            -*
Class R-2                                6                   -             6
Class R-3                                6                   -             6
Class R-4                               -*                   -            -*
Class R-5                              380                   -           380
Total                            $ 219,240           $ 238,166     $ 457,406

[end table

* Amount less than one thousand.

(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.384% on the first $1 billion of month-end net assets and decreasing to 0.240% on such assets in excess of $8 billion. For periods subsequent to October 31, 2003, a new rate of 0.230% will be added to the series on such assets in excess of $13 billion. For the year ended October 31, 2003, the investment advisory services fee was $25,924,000, which was equivalent to an annualized rate of 0.284% of average month-end net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         -----------------------------------------------------------------------
         Share class                Currently approved limits     Plan limits
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Class A                              0.25%                  0.25%
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Class 529-A                           0.25                   0.50
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Classes B and 529-B                   1.00                   1.00
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Classes C, 529-C and R-1              1.00                   1.00
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Class R-2                             0.75                   1.00
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Classes 529-E and R-3                 0.50                   0.75
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Classes F, 529-F and R-4              0.25                   0.50
         -----------------------------------------------------------------------

     All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of October 31, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

     TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

     Expenses under the agreements described above for the year ended October 31, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
                                                                  Administrative services
                                                  -------------------------------------------------------------
                                                                                             Commonwealth of
                                                         CRMC                                    Virginia
   Share class     Distribution    Transfer agent   administrative      Transfer agent       administrative
                     services         services         services            services             services
---------------------------------------------------------------------------------------------------------------
    Class A         $19,215           $6,978        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B          2,229             230          Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C          1,686                               $253                 $50            Not applicable
                                     Included
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F           261            Included             157                 21             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          32            Included             50                   4                  $34
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          90            Included             13                   5                   9
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C         104            Included             16                   5                   10
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E          9             Included              3                  -*                   2
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F          1             Included             -*                  -*                   -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1           14            Included              2                   3             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2          109            Included             22                  97             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           69            Included             21                  26             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4           13            Included              8                   2             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included             45                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total          $23,832           $7,208             $590                $214                 $55
----------------===============================================================================================
* Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $183,000 in current fees (either paid in cash or deferred) and a net increase of $198,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                               Reinvestments
                                                                of dividends
                                         Sales(1)            and distributions            Repurchases(1)         Net increase
Share class                          Amount     Shares        Amount    Shares      Amount        Shares       Amount     Shares
Year ended October 31, 2003
Class A                          $1,409,403     66,442     $ 299,136    14,284      $ (970,485)  (46,474)   $ 738,054     34,252
Class B                             144,921      6,868         6,063       290         (25,604)   (1,231)     125,380      5,927
Class C                             156,020      7,345         4,306       205         (26,105)   (1,253)     134,221      6,297
Class F                             128,330      6,048         3,041       143         (30,043)   (1,418)     101,328      4,773
Class 529-A                          27,278      1,286         1,137        54          (1,654)      (78)      26,761      1,262
Class 529-B                           7,597        360           220        10            (296)      (14)       7,521        356
Class 529-C                           9,213        435           255        12            (453)      (22)       9,015        425
Class 529-E                           1,967         94            52         2             (98)       (4)       1,921         92
Class 529-F                             611         28             7        -*              (4)       -*          614         28
Class R-1                             4,054        187            28         1            (575)      (25)       3,507        163
Class R-2                            30,736      1,453           299        14          (4,041)     (191)      26,994      1,276
Class R-3                            31,866      1,504           334        15          (4,763)     (223)      27,437      1,296
Class R-4                            15,321        700           105         5            (955)      (44)      14,471        661
Class R-5                             6,922        329           955        46          (3,997)     (190)       3,880        185
Total net increase
   (decrease)                    $1,974,239     93,079     $ 315,938    15,081    $ (1,069,073)  (51,167)  $1,221,104     56,993

Year ended October 31, 2002(2)
Class A                          $1,319,714     57,361     $ 407,040    17,365    $ (1,147,364)  (51,276)   $ 579,390     23,450
Class B                             138,423      6,009         3,709       161         (20,602)     (961)     121,530      5,209
Class C                             110,530      4,824         2,023        89         (17,033)     (794)      95,520      4,119
Class F                              59,909      2,642         1,070        47         (11,511)     (526)      49,468      2,163
Class 529-A                          22,249        966           190         9            (372)      (18)      22,067        957
Class 529-B                           5,709        251            33         2            (141)       (7)       5,601        246
Class 529-C                           6,709        292            40         2            (127)       (6)       6,622        288
Class 529-E                             871         40             6        -*             (18)       (1)         859         39
Class 529-F                              11          1            -*        -*               -         -           11          1
Class R-1                               176          9            -*        -*             (50)       (3)         126          6
Class R-2                             2,574        129             6        -*             (81)       (4)       2,499        125
Class R-3                             1,755         86             5        -*            (209)      (11)       1,551         75
Class R-4                               386         21            -*        -*            (178)      (10)         208         11
Class R-5                            48,038      2,127           204        10          (1,974)      (92)      46,268      2,045
Total net increase
   (decrease)                    $1,717,054     74,758     $ 414,326    17,685    $ (1,199,660)  (53,709)   $ 931,720     38,734


* Amount less than one thousand.

(1)  Includes exchanges between share classes of the fund.
(2) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


5. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of October 31, 2003, the total value of restricted securities was $400,675,000, which represented 3.75% of the net assets of the fund.


6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,491,831,000 and $1,889,653,000, respectively, during the year ended October 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended October 31, 2003, the custodian fee of $143,000 included $11,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                     Income (loss) from investment operations(2)

                                             Net asset                 Net gains(losses)
                                               value,       Net         on securities        Total from
                                             beginning   investment     (both realized       investment
                                             of period     income       and unrealized)      operations

CLASS A:
 Year ended 10/31/2003                         $20.20      $.49            $3.31               $3.80
 Year ended 10/31/2002                          23.22       .49            (2.29)              (1.80)
 Year ended 10/31/2001                          24.36       .65              .19                 .84
 Year ended 10/31/2000                          30.09       .80             (.74)                .06
 Year ended 10/31/1999                          31.18       .82             1.78                2.60
CLASS B:
 Year ended 10/31/2003                          20.11       .32             3.28                3.60
 Year ended 10/31/2002                          23.13       .32            (2.28)              (1.96)
 Year ended 10/31/2001                          24.30       .44              .21                 .65
 Period from 3/15/2000 to 10/31/2000            21.78       .37             2.46                2.83
CLASS C:
 Year ended 10/31/2003                          20.09       .30             3.28                3.58
 Year ended 10/31/2002                          23.12       .30            (2.28)              (1.98)
 Period from 3/15/2001 to 10/31/2001            23.48       .24             (.35)               (.11)
CLASS F:
 Year ended 10/31/2003                          20.17       .46             3.30                3.76
 Year ended 10/31/2002                          23.20       .47            (2.30)              (1.83)
 Period from 3/15/2001 to 10/31/2001            23.54       .34             (.35)               (.01)
CLASS 529-A:
 Year ended 10/31/2003                          20.20       .47             3.31                3.78
 Period from 2/19/2002 to 10/31/2002            23.31       .34            (3.07)              (2.73)
CLASS 529-B:
 Year ended 10/31/2003                          20.16       .27             3.30                3.57
 Period from 2/19/2002 to 10/31/2002            23.31       .20            (3.06)              (2.86)
CLASS 529-C:
 Year ended 10/31/2003                          20.16       .27             3.30                3.57
 Period from 2/20/2002 to 10/31/2002            23.54       .21            (3.30)              (3.09)
CLASS 529-E:
 Year ended 10/31/2003                          20.16       .38             3.30                3.68
 Period from 3/7/2002 to 10/31/2002             24.93       .27            (4.67)              (4.40)
CLASS 529-F:
 Year ended 10/31/2003                          20.22       .43             3.32                3.75
 Period from 9/17/2002 to 10/31/2002            20.63       .05             (.34)               (.29)
CLASS R-1:
 Year ended 10/31/2003                          20.17       .26             3.33                3.59
 Period from 6/11/2002 to 10/31/2002            23.56       .12            (3.29)              (3.17)
CLASS R-2:
 Year ended 10/31/2003                          20.17       .29             3.28                3.57
 Period from 5/31/2002 to 10/31/2002            24.35       .14            (4.10)              (3.96)
CLASS R-3:
 Year ended 10/31/2003                          20.18       .37             3.30                3.67
 Period from 6/6/2002 to 10/31/2002             23.70       .17            (3.44)              (3.27)
CLASS R-4:
 Year ended 10/31/2003                          20.19       .44             3.32                3.76
 Period from 6/27/2002 to 10/31/2002            22.95       .17            (2.79)              (2.62)
CLASS R-5:
 Year ended 10/31/2003                          20.21       .54             3.29                3.83
 Period from 5/15/2002 to 10/31/2002            24.66       .26            (4.43)              (4.17)


                                               Dividends and distributions
                                        Dividends
                                       (from net   Distributions       Total          Net asset
                                       investment  (from capital   dividends and      value, end       Total
                                         income)      gains)        distributions     of period       return(3)

CLASS A:
 Year ended 10/31/2003                  $(.52)       $(.31)            $(.83)           $23.17         19.31%
 Year ended 10/31/2002                   (.57)        (.65)            (1.22)            20.20         (8.42)
 Year ended 10/31/2001                   (.72)       (1.26)            (1.98)            23.22          3.71
 Year ended 10/31/2000                   (.74)       (5.05)            (5.79)            24.36          1.21
 Year ended 10/31/1999                   (.76)       (2.93)            (3.69)            30.09          9.00
CLASS B:
 Year ended 10/31/2003                   (.36)       (.31)              (.67)            23.04         18.32
 Year ended 10/31/2002                   (.41)       (.65)             (1.06)            20.11         (9.11)
 Year ended 10/31/2001                   (.56)      (1.26)             (1.82)            23.13          2.88
 Period from 3/15/2000 to 10/31/2000     (.31)         -                (.31)            24.30         13.07
CLASS C:
 Year ended 10/31/2003                   (.35)       (.31)              (.66)            23.01         18.23
 Year ended 10/31/2002                   (.40)       (.65)             (1.05)            20.09         (9.20)
 Period from 3/15/2001 to 10/31/2001     (.25)         -                (.25)            23.12          (.48)
CLASS F:
 Year ended 10/31/2003                   (.50)       (.31)              (.81)            23.12         19.14
 Year ended 10/31/2002                   (.55)       (.65)             (1.20)            20.17         (8.57)
 Period from 3/15/2001 to 10/31/2001     (.33)         -                (.33)            23.20          (.05)
CLASS 529-A:
 Year ended 10/31/2003                   (.52)       (.31)              (.83)            23.15         19.19
 Period from 2/19/2002 to 10/31/2002     (.38)         -                (.38)            20.20        (11.88)
CLASS 529-B:
 Year ended 10/31/2003                   (.33)       (.31)              (.64)            23.09         18.07
 Period from 2/19/2002 to 10/31/2002     (.29)         -                (.29)            20.16        (12.40)
CLASS 529-C:
 Year ended 10/31/2003                   (.33)       (.31)              (.64)            23.09         18.09
 Period from 2/20/2002 to 10/31/2002     (.29)         -                (.29)            20.16        (13.25)
CLASS 529-E:
 Year ended 10/31/2003                   (.43)       (.31)              (.74)            23.10         18.72
 Period from 3/7/2002 to 10/31/2002      (.37)         -                (.37)            20.16        (17.78)
CLASS 529-F:
 Year ended 10/31/2003                   (.50)       (.31)              (.81)            23.16         19.03
 Period from 9/17/2002 to 10/31/2002     (.12)         -                (.12)            20.22         (1.42)
CLASS R-1:
 Year ended 10/31/2003                   (.39)       (.31)              (.70)            23.06         18.19
 Period from 6/11/2002 to 10/31/2002     (.22)         -                (.22)            20.17        (13.50)
CLASS R-2:
 Year ended 10/31/2003                   (.38)       (.31)              (.69)            23.05         18.10
 Period from 5/31/2002 to 10/31/2002     (.22)         -                (.22)            20.17        (16.31)
CLASS R-3:
 Year ended 10/31/2003                   (.45)       (.31)              (.76)            23.09         18.64
 Period from 6/6/2002 to 10/31/2002      (.25)         -                (.25)            20.18        (13.87)
CLASS R-4:
 Year ended 10/31/2003                   (.50)       (.31)              (.81)            23.14         19.14
 Period from 6/27/2002 to 10/31/2002     (.14)         -                (.14)            20.19        (11.43)
CLASS R-5:
 Year ended 10/31/2003                   (.56)       (.31)              (.87)            23.17         19.50
 Period from 5/15/2002 to 10/31/2002     (.28)         -                (.28)            20.21        (16.98)

                                                         Ratio of     Ratio of
                                        Net assets,      expenses     net income
                                       end of period     to average   to average
                                       (in millions)     net assets   net assets

CLASS A:
 Year ended 10/31/2003                    $9,716          .62%          2.32%
 Year ended 10/31/2002                     7,782          .60           2.15
 Year ended 10/31/2001                     8,399          .59           2.68
 Year ended 10/31/2000                     8,343          .59           3.29
 Year ended 10/31/1999                    10,421          .57           2.67
CLASS B:
 Year ended 10/31/2003                       315         1.41           1.49
 Year ended 10/31/2002                       156         1.40           1.40
 Year ended 10/31/2001                        59         1.38           1.80
 Period from 3/15/2000 to 10/31/2000          10         1.38 (5)       2.33 (5)
CLASS C:
 Year ended 10/31/2003                       267         1.49           1.39
 Year ended 10/31/2002                       107         1.48           1.34
 Period from 3/15/2001 to 10/31/2001          28         1.48 (5)       1.64 (5)
CLASS F:
 Year ended 10/31/2003                       172          .72           2.14
 Year ended 10/31/2002                        54          .75           2.08
 Period from 3/15/2001 to 10/31/2001          12          .76 (5)       2.30 (5)
CLASS 529-A:
 Year ended 10/31/2003                        51          .67           2.22
 Period from 2/19/2002 to 10/31/2002          19          .70 (5)       2.25 (5)
CLASS 529-B:
 Year ended 10/31/2003                        14         1.61           1.27
 Period from 2/19/2002 to 10/31/2002           5         1.60 (5)       1.36 (5)
CLASS 529-C:
 Year ended 10/31/2003                        16         1.60           1.28
 Period from 2/20/2002 to 10/31/2002           6         1.59 (5)       1.38 (5)
CLASS 529-E:
 Year ended 10/31/2003                         3         1.07           1.80
 Period from 3/7/2002 to 10/31/2002            1         1.05 (5)       1.95 (5)
CLASS 529-F:
 Year ended 10/31/2003                         1          .82           1.99
 Period from 9/17/2002 to 10/31/2002           -  (4)     .09            .26
CLASS R-1:
 Year ended 10/31/2003                         4         1.50 (6)       1.18
 Period from 6/11/2002 to 10/31/2002           -  (4)     .58 (6)        .60
CLASS R-2:
 Year ended 10/31/2003                        32         1.47 (6)       1.35
 Period from 5/31/2002 to 10/31/2002           3          .61 (6)        .67
CLASS R-3:
 Year ended 10/31/2003                        32         1.08 (6)       1.72
 Period from 6/6/2002 to 10/31/2002            2          .43 (6)        .83
CLASS R-4:
 Year ended 10/31/2003                        16          .72 (6)       2.03
 Period from 6/27/2002 to 10/31/2002           -  (4)     .25 (6)        .84
CLASS R-5:
 Year ended 10/31/2003                        52          .41           2.53
 Period from 5/15/2002 to 10/31/2002          41          .18           1.22


                                                 Year ended October 31
                                      2003     2002     2001     2000     1999

Portfolio turnover rate
   for all classes of shares           24%      31%      45%      29%       42%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4)  Amount less than 1 million.
(5)  Annualized.
(6) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 1.65%, 1.86%, 1.14% and .73% for classes R-1, R-2, R-3 and R-4, respectively, during the year ended October 31, 2003, and 1.24%, .75%, .53% and .53% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended October 31, 2002.


INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of American Mutual Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of American Mutual Fund, Inc. (the "Fund"), including the investment portfolio, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Mutual Fund, Inc. as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP

Los Angeles, California
December 11, 2003


TAX INFORMATION (unaudited)

We are  required  to advise  you within 60 days of the  fund's  fiscal  year-end
regarding  the  federal  tax  status  of  certain   distributions   received  by
shareholders during such fiscal year.

During the fiscal year ended October 31, 2003, the fund paid a long-term capital gain distribution of $126,094,000. The fund also designated as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

As a result of recent tax legislation, individual shareholders are now eligible for reduced tax rates on qualified dividend income received during 2003. For purposes of computing the dividends eligible for reduced tax rates, 90% of the dividends paid by the fund from net investment income from January 1 through the end of the fund's fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, all of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. government obligations. For purposes of computing this exclusion, 3% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. government obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


OTHER SHARE CLASS RESULTS (unaudited)

Class B, Class C, Class F and Class 529
Returns for periods ended September 30, 2003 (the most recent calendar quarter):

                                                                                  1 year      Life of class
CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum of
      5%, payable only if shares are sold within six years of purchase            +13.39%       +4.50% (1)
Not reflecting CDSC                                                               +18.39%       +5.25% (1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares are sold within
      one year of purchase                                                        +17.30%       +0.93% (2)
Not reflecting CDSC                                                               +18.30%       +0.93% (2)

CLASS F SHARES (3)
Not reflecting annual asset-based fee charged by sponsoring firm                  +19.22%       +1.67% (2)

CLASS 529-A SHARES
Reflecting 5.75% maximum sales charge                                             +12.42%       -3.25% (4)
Not reflecting maximum sales charge                                               +19.29%       +0.36% (4)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable only if shares are
      sold within six years of purchase                                           +13.15%       -2.93% (4)
Not reflecting CDSC                                                               +18.15%       -0.54% (4)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares are sold within
      one year of purchase                                                        +17.16%       -1.13% (5)
Not reflecting CDSC                                                               +18.16%       -1.13% (5)

CLASS 529-E SHARES (3)                                                            +18.74%       -4.19% (6)

CLASS 529-F SHARES (3)
Not reflecting annual asset-based fee charged by sponsoring firm                  +19.11%      +11.97% (7)

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 19, 2002, when Class 529-A and Class 529-B shares were first sold.
(5) Average annual total return from February 20, 2002, when Class 529-C shares were first sold.
(6) Average annual total return from March 7, 2002, when Class 529-E shares were first sold.
(7) Average annual total return from September 17, 2002, when Class 529-F shares were first sold.

BOARD OF DIRECTORS AND OFFICERS

"Non-interested" Directors
                                             YEAR FIRST
                                              ELECTED A
                                             DIRECTOR OF
NAME AND AGE                                 THE FUND (1)     PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS

H. Frederick Christie, 70                       1972          Private investor; former President and CEO, The Mission Group
                                                              (non-utility holding company, subsidiary of Southern California
                                                              Edison Company)

Mary Anne Dolan, 56                             1993          Founder and President, M.A.D., Inc. (communications company);
                                                              former Editor-in-Chief, The Los Angeles Herald Examiner

Martin Fenton, 68                               1981          Chairman of the Board and CEO, Senior Resource Group LLC
                                                              (development and management of senior living communities)

Mary Myers Kauppila, 49                         1991          Private investor; Chairman of the Board and CEO, Ladera
                                                              Management Company (venture capital and agriculture);
                                                              former owner and President, Energy Investment, Inc.

Bailey Morris-Eck, 59                           1999          Director and Programming Chair, WYPR Baltimore/Washington
                                                              (public radio station); Senior Associate, Financial News
                                                              (London); Senior Associate, Reuters Foundation; Senior Fellow,
                                                              Institute for International Economics; Consultant,
                                                              The Independent of London

Kirk P. Pendleton, 64                           1998          Chairman of the Board and CEO, Cairnwood, Inc.
                                                              (venture capital investment)

Olin C. Robison, Ph.D., 67                      1991          President of the Salzburg Seminar; President Emeritus,
                                                              Middlebury College

Stephen B. Sample, Ph.D., 63                    1999          President, University of Southern California

"Non-interested" Directors

                                             NUMBER OF
                                            BOARDS WITHIN
                                              THE FUND
                                              COMPLEX (2)
                                              ON WHICH
NAME AND AGE                               DIRECTOR SERVES    OTHER DIRECTORSHIPS (3) HELD BY DIRECTOR

H. Frederick Christie, 70                        19           Ducommun Incorporated; IHOP Corporation;
                                                              Southwest Water Company; Valero L.P.

Mary Anne Dolan, 56                               3           None

Martin Fenton, 68                                16           None

Mary Myers Kauppila, 49                           5           None

Bailey Morris-Eck, 59                             3           The Nevis Fund, Inc.

Kirk P. Pendleton, 64                             6           None

Olin C. Robison, Ph.D., 67                        3           None

Stephen B. Sample, Ph.D., 63                      2           UNOVA, Inc.; William Wrigley Jr. Company

"Interested" Directors (4)

                                             YEAR FIRST
                                             ELECTED A
                                             DIRECTOR OR      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
NAME, AGE AND                                  OFFICER        AND POSITIONS HELD WITH AFFILIATED ENTITIES OR THE
POSITION WITH FUND                          OF THE FUND (1)   PRINCIPAL UNDERWRITER OF THE FUND

James K. Dunton, 65                             1984          Senior Vice President and Director,
Chairman of the Board                                         Capital Research and Management Company

Robert G. O'Donnell, 59                         1987          Senior Vice President and Director,
President                                                     Capital Research and Management Company

"Interested" Directors (4)

                                             NUMBER OF
                                            BOARDS WITHIN
                                              THE FUND
                                             COMPLEX (2)
NAME, AGE AND                                 ON WHICH
POSITION WITH FUND                         DIRECTOR SERVES    OTHER DIRECTORSHIPS (3) HELD BY DIRECTOR

James K. Dunton, 65                               2           None
Chairman of the Board

Robert G. O'Donnell, 59                           3           None
President


Chairman Emeritus
Jon B. Lovelace, Jr., 76                                      Chairman Emeritus,
                                                              Capital Research and Management Company

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180. THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET, LOS ANGELES, CA 90071, ATTENTION:
FUND SECRETARY.

(1) Directors and officers of the fund serve until their resignation, removal or retirement.
(2) Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series(R) and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain nonprofit organizations.
(3) This includes all directorships (other than those in the American Funds) that are held by each Director as a director of a public company or a registered investment company.
(4) "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
(5)  Company affiliated with Capital Research and Management Company.

OTHER OFFICERS

                                             YEAR FIRST
                                             ELECTED AN       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Name, age and                                OFFICER OF       AND POSITIONS HELD WITH AFFILIATED ENTITIES OR THE
position with fund                           THE FUND (1)     PRINCIPAL UNDERWRITER OF THE FUND

Timothy D. Armour, 43                           1994          Executive Vice President and Director,
Senior Vice President                                         Capital Research and Management Company;
                                                              Director, The Capital Group Companies, Inc. (5)

Joanna F. Jonsson, 40                           1997          Senior Vice President, Capital Research Company (5)
Senior Vice President

Alan N. Berro, 43                               2000          Senior Vice President, Capital Research Company (5)
Vice President

J. Dale Harvey, 38                              2000          Vice President, Capital Research and Management Company
Vice President

Stuart R. Strachan, 47                          2000          Vice President and Senior Counsel-- Fund Business Management Group,
Vice President                                                Capital Research and Management Company

Julie F. Williams, 55                           1984          Vice President-- Fund Business Management Group,
Secretary                                                     Capital Research and Management Company

Jeffrey P. Regal, 32                            2003          Vice President-- Fund Business Management Group,
Treasurer                                                     Capital Research and Management Company

Robert P. Simmer, 42                            1998          Vice President-- Fund Business Management Group,
Assistant Treassurer                                          Capital Research and Management Company


OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065 Santa Ana, CA 92799-5065

P.O. Box 659522 San Antonio, TX 78265-9522

P.O. Box 6007 Indianapolis, IN 46206-6007

P.O. Box 2280 Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in American Mutual Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.79 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annual expenses 0.87 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.10 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

THE AMERICAN FUNDS PROXY VOTING GUIDELINES -- USED TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- ARE AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of American Mutual Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[LOGO - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 20 million shareholder accounts.

Our unique combination of strengths includes these five factors:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 mutual funds, consistent philosophy, consistent results

o  GROWTH FUNDS
   Emphasis on long-term growth through stocks
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World FundSM
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   Emphasis on long-term growth and dividends through stocks
>  American Mutual Fund(R)
   Capital World Growth and Income FundSM
   Fundamental InvestorsSM
   The Investment Company of America(R)
   Washington Mutual Investors FundSM

o  EQUITY-INCOME FUNDS
   Emphasis on above-average income and growth through stocks and/or bonds Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   Emphasis on long-term growth and current income through stocks and bonds American Balanced Fund(R)

o  BOND FUNDS
   Emphasis on current income through bonds
   American High-Income TrustSM
   The Bond Fund of AmericaSM
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities FundSM

o  TAX-EXEMPT BOND FUNDS
   Emphasis on tax-free current income through municipal bonds
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of AmericaSM
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of AmericaSM
   The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGEAR-903-1203

Litho in USA KBD/L/8052

Printed on recycled paper



ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.


ITEM 3 - Audit Committee Financial Expert

The Registrant's Board has determined that Martin Fenton, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his duties, obligations and liability as a member of the Audit Committee and of the Board; nor will it reduce the responsibility of the other Audit Committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.


ITEM 4 - Principal Accountant Fees and Services

Form N-CSR disclosure requirement not yet effective with respect to Registrant.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved

ITEM 9 - Controls and Procedures

The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10 - Exhibits

(a) The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                     American Mutual Fund, Inc.



                                     By /s/ James K. Dunton
                                       -----------------------------------
                                        James K. Dunton, President and PEO

                                     Date: January 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ James K. Dunton
   -----------------------------------
   James K. Dunton, President and PEO

Date: January 9, 2004



By  /s/ Jeffrey P. Regal
   -----------------------------------
   Jeffrey P. Regal, Treasurer

Date: January 9, 2004